Fair Value Measurement (Tables)	12 Months Ended
Aug. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured or disclosed at fair value
		Fair value measurement or disclosure
		at August 31, 2020 using
	Total fair value at August 31, 2020	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments:
Available-for-sale	243,743	-	-	243,743
Long-term investments:
Available-for-sale	614,141	-	-	614,141
Total assets measured at fair value	857,884	-	-	857,884
Total assets measured at fair value in US$	125,286	-	-	125,286

Fair value measurement
Contingent consideration	47,084	-	-	47,084
Total liability measured at fair value	47,084	-	-	47,084

Total liability measured at fair value in US$	7,288	-	-	7,288

		Fair value measurement or disclosure
		at August 31, 2021 using
	Total fair value at August 31, 2021	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments:
Available-for-sale	68,575	-	-	68,575
Long-term investments:
Available-for-sale	-	-	-	-
Total assets measured at fair value	68,575	-	-	68,575
Total assets measured at fair value in US$	10,615	-	-	10,615

Fair value measurement
Contingent consideration	-	-	-	-
Total liability measured at fair value	-	-	-	-

Total liability measured at fair value in US$	-	-	-	-

Schedule of reconciliations of assets fair value hierarchy for Available-for-sale investments
RMB
Balance as of August 31, 2018	485,307
Additions	1,040,581
Disposals	(262,651)
Changes in fair value	(43,454)
Accrued interest	52,395
Balance as of August 31, 2019	1,272,178
Additions	358,256
Disposals	(547,131)
Changes in fair value	(12,422)
Accrued interest	23,628
Impairment loss	(236,625)
Balance as of August 31, 2020	857,884
Additions	64,604
Disposals	(247,617)
Changes in fair value	3,874
Accrued interest	3,971
Impairment loss	(614,141)
Balance as of August 31, 2021	68,575
Balance as of August 31, 2021, in US$	10,615